FINANCING AND LOANS - Movements of Provision for Guarantees (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Percentage of guaranteed outstanding balance accrued		1.00%
Movements of the guarantees provision
Provision for Guarantee at beginning of period		R$ 549,436	R$ 512,690	R$ 487,912
Guarantee Additions		13,690	66,495	24,243
Update		5,889	11,542	52,242
Guarantee Write offs		(105,239)	(41,291)	(51,706)
Provision for Guarantee at end of period		R$ 463,776	R$ 549,436	R$ 512,690
AMAZONAS D
Movements of the guarantees provision
Guarantee Write offs	R$ 86,554